Non-Controlling Interests (Tables)	12 Months Ended
Jun. 30, 2025
Non-Controlling Interests [Abstract]
Schedule of Non-Controlling Interests
	June 30, 2025	June 30, 2024
	RM	RM

Non-controlling interests	400	400

Schedule of Material Non-Controlling Interests	Subsidiaries of the Group that have material non-controlling interests (“NCI”) are as follows:
June 30, 2025	ARB Lab
NCI percentage of ownership interest and voting interest (%)	-
Carrying amount of NCI (RM)	400
Profit/(loss) allocated to NCI (RM)	-
Total comprehensive income/(loss) allocated to NCI (RM)	-
June 30, 2024	ARB WMS	ARB Distribution	ARB Lab	Total
NCI percentage of ownership interest and voting interest (%)	-	-	-
Carrying amount of NCI (RM)	-	-	400	400
(Loss)/profit allocated to NCI (RM)	(1,775)	312,621	-	310,846
Total comprehensive (loss)/income allocated to NCI (RM)	(1,775)	312,621	-	310,846

June 30, 2023	ARB Robotic Group	ARB WMS	ARB Distribution	Other individually immaterial subsidiaries	Total
NCI percentage of ownership interest and voting interest (%)	-	49%	49%	N/A	-
Carrying amount of NCI (RM)	-	105,068	(12,310)	1,400	94,158
Profit/(loss) allocated to NCI (RM)	1,716,222	1,695	(15,448)	(1)	1,702,468
Total comprehensive income/(loss) allocated to NCI (RM)	1,716,222	1,695	(15,448)	(1)	1,702,468

Schedule of Financial Information Subsidiaries	Summarised financial information of the subsidiaries that have material NCI as at the end of each reporting period prior to intra-group elimination are as follows:
	ARB WMS	ARB Distribution
	RM	RM

Results
Revenue	-	5,716,647
(Loss)/profit for the financial year	(3,872)	638,002
Total comprehensive (loss)/income	(3,872)	638,002

Cash flows (used in)/generated from operating activities	(3,872)	385,640
Cash flows generated from investing activities	-	10
Cash flows used in financing activities	-	(3,460,000)
Net decrease in cash and cash equivalents	(3,872)	(3,074,350)